Statement of cash flows - Summary of significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant non-cash activities [Abstract]
Transfers from construction-in-progress to property and equipment	₩ 36,258	₩ 26,185	₩ 82,179
Transfers between property and equipment and investment property	4,829	77,752	16,678
Transfers between assets held for sale and property and equipment	11,880	1,039	2,442
Transfers between investment property and assets held for sale	52,138	5,551	6,057
Accounts payable for purchase of intangible assets, etc.	(92,368)	(132,270)	374,685
Transaction for right-of-use assets	₩ 226,747	₩ 578,651	₩ 299,672